Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total		$ 122,247	$ 156,852
Less: accumulated depreciation and amortization		(86,460)	(107,750)
Foreign translation difference, net		(2,122)	1,901
Total Property and Equipment, Net	$ 24,970	33,665	51,003
Computer and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total		33,989	33,989
Plant and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total		86,066	124,864
Foreign translation difference, net [Member]
Schedule of Property and Equipment [Line Items]
Total		$ 2,192	$ (2,001)